10-K Redeemable non-controlling interest (Tables)	3 Months Ended
Mar. 31, 2026
Noncontrolling Interest [Abstract]
Schedule of redeemable noncontrolling interest
As of December 31, 2025, 2024, and 2023, the Company’s Redeemable NCI was allocated as follows:

As of:	Curaleaf International	Four20(1)	Total
December 31, 2025(1)	$—	$83,931	$83,931
December 31, 2024	94,561	37,618	132,179
December 31, 2023	105,087	15,563	120,650

(1) The Company recorded $42.3 million and $22.7 million in order to reflect the put/call options obligation at their redemption value as of December 31, 2025 and 2024. See Note 2 — Basis of presentation and consolidation for further details.